Taxes - Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Provision for Income Tax [Abstract]
Current income tax provision		$ 21,624	$ (138,418)
Deferred income tax provision			424,753
Total		$ 21,624	$ 286,335